(LOSS)/EARNINGS PER COMMON SHARE (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
Dilutive potential common shares	2,283,704	2,074,295
Convertible preferred stock	8,479,000	8,479,000